Impairment testing of goodwill and intangible assets - Goodwill and intangible assets with indefinite useful life (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	₽ 11,316	₽ 10,846	₽ 10,807
RB (Rocketbank) | Loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	(591)
Qiwi Box | Loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	(201)
Goodwill
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	7,062	6,378	6,285
Goodwill | PS
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	6,336	6,285	6,285
Goodwill | PS | Loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	0	0
Goodwill | RB (Rocketbank)
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill		93
Bank license (indefinite life license)
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	183	183	₽ 183
Carrying amount of intangible assets with an indefinite useful life	183	183
Bank license (indefinite life license) | Loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	₽ 0	₽ 0